Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 06, 2023	Mar. 06, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000			1,000,000
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Class A Common Stock Subject To Possible Redemption [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001			$ 0.0001
Temporary equity, subject to possible redemption	519,080	1,000,945			24,000,000
Temporary equity, redemption price per share	$ 11.27	$ 10.84			$ 10.15
Common Class A [Member]
Temporary equity, par value	0.0001	0.0001
Temporary equity, subject to possible redemption			1,847,662	21,151,393
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000			200,000,000
Common Class A [Member] | Non Redeemable [Member]
Common stock, shares issued	5,100,000	5,100,000
Common stock, shares outstanding	5,100,000	5,100,000
Common Class A [Member] | Redeemable Shares [Member]
Temporary equity, subject to possible redemption		1,000,945			24,000,000
Common Class A [Member] | Non Redeemable Shares [Member]
Common stock, shares issued		5,100,000			0
Common stock, shares outstanding		5,100,000			0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000			20,000,000
Common stock, shares issued	900,000	900,000			6,000,000
Common stock, shares outstanding	900,000	900,000			6,000,000